Leases - Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Lease Expense [Abstract]
Amortization of ROU asset	$ 65,570	$ 49,715	$ 118,987	$ 103,547	$ 215,231	$ 132,138
Accretion of Operating lease liability	13,139	14,452	25,487	24,993	45,613	25,667
Total operating lease expense	78,709	64,167	144,474	128,540	260,844	157,805
Other lease expense	4,682	5,082	32,856	2,234	61,408	28,012
Total	$ 83,391	$ 69,249	$ 177,330	$ 130,774	$ 322,252	$ 185,817
Remaining lease term:
Operating leases (in years)	8 years 4 months 20 days		8 years 4 months 20 days		8 years 9 months 7 days	9 years 3 months 14 days
Discount rate:
Operating leases	7.25%		7.25%		7.25%	7.03%